Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
U.S. federal income tax rate		35.00%	35.00%	35.00%
Tax legislation, remeasurement of U.S. deferred tax assets and liabilities, estimated income tax expense		$ 9,812
Scenario, Forecast
Income Tax Contingency [Line Items]
U.S. federal income tax rate	21.00%
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		$ 4,300
Operating Loss Carryforwards, Expiration Year		2031
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 1,392	$ 1,445
Income Tax Examination, Penalties and Interest Expense		6	111	$ 0
Income Tax Examination, Penalties and Interest Accrued		$ 117	$ 111
Domestic Tax Authority | Tax Year 2014
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination		2014
Domestic Tax Authority | Tax Year 2015
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination		2015
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		$ 19,300
Operating Loss Carryforwards, Expiration Year		2020